Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of changes in the allowance for credit losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in the allowance for credit losses [Abstract]
Balance at beginning of year	$ 870	$ 939	$ 1,110
Increase during the year	50	454	223
Bad debt written off	(403)	(523)	(394)
Balance at end of year	$ 517	$ 870	$ 939